Related party transactions - Summary of Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
Loans to related parties	$ 949,243	¥ 6,800,000	¥ 400,000	¥ 0
Collection from loans to related parties	$ 949,243	6,800,000	400,000	¥ 0
Zheng Jiahua [Member]
Related Party Transaction [Line Items]
Loans from a related party		3,030,000	300,000
Repayment of loans from a related party		3,030,000	300,000
Loans to related parties		500,000	400,000
Collection from loans to related parties		500,000
Zheng Nan [Member]
Related Party Transaction [Line Items]
Loans to related parties		6,300,000
Collection from loans to related parties		6,300,000	400,000
Amount received on behalf of the Group		191,820	¥ 111,341
Collection of accounts receivable on behalf of the Group		223,316
Chongqing Zijin Huangcheng [Member]
Related Party Transaction [Line Items]
Information marketing services procured from a related party		¥ 255,000